Convertible Notes, at Fair Value	12 Months Ended
Dec. 31, 2025
Convertible Notes, at Fair Value [Abstract]
Convertible Notes, at fair value
15.	Convertible Notes, at Fair Value

Convertible notes measured at fair value consist of the following:

		As of December 31,
		2025	2024
Current
Convertible Senior Notes	(a)	-	473,715,560
Convertible notes, at fair value, current		-	473,715,560

Non-current
Convertible Junior Notes	(b)	514,508,160	464,847,231
Convertible Senior Secured Notes	(c)	638,215,040	-
Convertible notes, at fair value, non-current		1,152,723,200	464,847,231

Total convertible notes, at fair value		1,152,723,200	938,562,791

(a)	Convertible Senior Notes

On December 10, 2021, the Company issued convertible notes due December 10, 2026 in an aggregate principal amount of US$50,000,000 to certain investors (collectively referred to as “SONA”) at 2% discount, resulting in cash proceeds of US$49,000,000 (the “Convertible Senior Notes”).

The key terms of Convertible Senior Notes are summarized as follows:

Interest

Convertible Senior Notes bear interest commencing from December 10, 2021, payable semi-annually in arrears on the interest payment dates falling on June 10 and December 10 of each year. For any interest payment period, the Company may, at its option, elect to pay interest on Convertible Senior Notes: i) entirely in cash at 7.00% per annum if the Merger Transaction is consummated prior to September 30, 2022, otherwise at 10.00% per annum on or after September 30, 2022; Or ii) entirely by increasing the principal amount of the outstanding Convertible Senior Notes or by issuing additional Convertible Senior Notes (“PIK Interest”) having an aggregate principal amount equal to the amount of interest then due and owing at 9.00% per annum if the Merger Transaction is consummated prior to September 30, 2022, otherwise at 12% per annum on or after September 30, 2022.

Note Holders’ conversion right

At any time from (and including) the earlier of i) September 30, 2022 and ii) the date of closing of the Merger Transaction until December 10, 2026, each holder of Convertible Senior Notes may, in its sole discretion, convert all of its Convertible Senior Notes into a number of fully paid, validly issued and non-assessable ordinary shares of the Company. The initial conversion price is US$57.50 per share, and subject to changes based on adjustment mechanism provided in the contracts of Convertible Senior Notes. Subsequently, the conversion price was adjusted to US$54.25 per share in April 2023.

Company’s conversion option

If the Merger occurs, at any time from the later of the date falling 24 months from December 10, 2021 and the effective date of the documents required by authorities, until December 10, 2026, the Company has the right, at its option, to convert all of Convertible Senior Notes outstanding at conversion price provided by the contracts of Convertible Senior Notes, but only if specified conditions are met. The initial conversion price is US$57.50 per share and subject to changes based on adjustment mechanism provided in the contracts of Convertible Senior Notes. Subsequently, the conversion price was adjusted to US$54.25 per share during the year ended December 31, 2022.

Repurchase

Each holder of Convertible Senior Notes will have the right, after June 20, 2025, at its election, to require the Company to repurchase all of such holder’s Convertible Senior Notes for a repurchase price at an amount in cash equal to the principal amount of such Convertible Senior Notes plus accrued and unpaid interest.

Redemption

Convertible Senior Notes may be redeemed at the option of the Company in whole, but not in part, at any time before December 10, 2025, for a cash purchase price equal to the redemption price provided in the contract of Convertible Senior Notes based on the different scenarios.

The Company elected the fair value option under ASC 825-10 to account for Convertible Senior Notes and presented separately in other comprehensive income/(loss) the changes in fair values due to the instrument-specific credit risk.

As SONA has the right to require the Company to repurchase all Convertible Senior Notes after June 20, 2025, the Company reclassified Convertible Senior Notes as current liabilities as of December 31, 2024.

As mentioned in Note 2(c), on December 2, 2025, the Company repurchased all outstanding principal and accrued interest of Convertible Senior Notes in amount of US$69,922,201 (equivalent to RMB495,007,230) through the issuance of Convertible Senior Secured Notes. After the repurchase, the Convertible Senior Notes were extinguished. The difference between the repurchase consideration and the carrying amount of Convertible Senior Notes as of December 2, 2025 resulted in a gain on extinguishment of US$1,077,799 (equivalent to RMB7,690,096) and presented in loss of debt extinguishment on the consolidated statements of operations. In addition, the cumulative loss previously recorded in accumulated other comprehensive income for Convertible Senior Notes that resulted from changes in instrument-specific credit risk of US$820,000 (equivalent to RMB5,850,700) was reclassified to loss of debt extinguishment on the consolidated statements of operations.

(b)	Convertible Junior Notes

As mentioned in Note 2(b), on June 28 and August 15, 2024, the Company issued Series A Convertible Notes in an aggregate principal amount of US$45,000,000 and Series A-1 Convertible Notes in an aggregate principal amount of US$15,741,340 to THRI and Cartesian, which are collectively referred to Convertible Junior Notes. All payments of principal plus any accrued but unpaid interest on Convertible Junior Notes shall be due and payable on June 28, 2027.

The key original terms of Convertible Junior Notes are summarized as follows:

Interest

Convertible Junior Notes bear interest at a per annum rate equal to the secured overnight financing rate as administered by the SOFR Administrator plus eight percent (8.00%) compounding continuously, which will be due and payable at the earlier of conversion on maturity, and shall be paid in kind (PIK) in the form of additional Convertible Junior Notes to their respective outstanding principal amount.

Conversion

Series A Convertible Notes are convertible into Series A-2 Convertible Preferred Shares while Series A-1 Convertible Notes are convertible into ordinary shares of the Company:

i)	at the option of the holder at any time after January 16, 2025; and

ii)	mandatorily upon maturity or on the occurrence of certain change of control events, provided that the conversion requirements have been met.

Each US$100 principal amount of Series A Convertible Notes converts into one Series A-2 Convertible Preferred Share and each Series A-2 Convertible Preferred Share converts into 24.202 ordinary shares = US$4.1319 per ordinary share

(Expressed in Renminbi Yuan)

Each US$100 principal amount of Series A-1 Convertible Notes converts into 24.202 ordinary shares = US$4.1319 per ordinary share

The Company elected the fair value option under ASC 825-10 to account for Convertible Junior Notes and presented separately in other comprehensive income/(loss) the changes in fair values due to the instrument-specific credit risk.

As mentioned in Note 2(c), concurrently with the issuance of Convertible Senior Secured Notes on December 2, 2025, THRI and Cartesian agreed to amend the following key terms of Convertible Junior Notes:

i)	Extension of maturity date from June 28, 2027 to September 30, 2029;

ii)	Removal of mandatory conversion upon maturity or on the occurrence of certain change of control events; and

iii)	Adjustment of ordinary share conversion rate from US$4.1319 to US$2.7822 per share: The number of ordinary shares converted from each US$100 of principal amount of Series A Convertible Notes or Series A-1 Convertible Notes is adjusted from 24.202 to 35.94.

In accordance with ASC 470-50, the Company evaluated the fair value of the conversion option embedded in Convertible Junior Notes immediately before and after the amendment of terms. The outcome shows the change in the fair value of the embedded conversion option was greater than 10% of the carrying amount of Convertible Junior Notes before the amendment, and as a result, extinguishment accounting was applied. The excess of the fair value of Convertible Junior Notes after the amendment over the carrying amount before the amendment was recorded as loss of debt extinguishment in amount of US$10,500,000 (equivalent to RMB74,917,500).

(c)	Convertible Senior Secured Notes

As mentioned in Note 2(c), on December 2, 2025, the Company issued Convertible Senior Secured Notes in an aggregate principal amount of US$89,922,201 (equivalent to RMB636,595,230) to SONA and THRI. All payments of principal plus any accrued but unpaid interest on Convertible Senior Secured Notes shall be due and payable on September 30, 2029.

The key terms of Convertible Senior Secured Notes are summarized as follows:

Interest

Convertible Senior Secured Notes bear interest at a per annum rate equal to the Compounded SOFR plus 8.0%, payable semi-annually in arrears on the interest payment dates falling on June 2 and December 2 of each year. On each interest payment date accrued and unpaid interest shall be paid, at the election of the Company, (i) entirely in cash or (ii) by capitalizing on the applicable interest payment date any accrued and unpaid interest (all such accrued and unpaid interest capitalized from time to time is referred to as “PIK Interest”) and by the issuance of additional Convertible Senior Secured Notes Convertible Senior Secured Notes having the same terms and conditions as the Convertible Senior Secured Notes.

Collateral and Covenant

Convertible Senior Secured Notes are secured by (i) a pledge of 100% of the shares of THHK and (ii) an all-asset debenture over all of the Company’ assets. Convertible Senior Secured Notes contains covenants to restrict the Company’s ability to incur debt, make investments, provide security, enter into affiliates transactions, among others, subject to customary exceptions.

Note Holders’ conversion right

At any time from December 2, 2025, each holder of Convertible Senior Secured Notes may, in its sole discretion, convert all or part of Convertible Senior Secured Notes into a number of fully paid, validly issued and non-assessable ordinary shares. The principal amount of Convertible Senior Secured Notes that a holder elects to be partially converted shall be at least US$5 million for each conversion.

The initial conversion price is US$2.7822 per share and subject to customary anti-dilution adjustments as specified in the agreement of Convertible Senior Secured Notes.

Repurchase

Each holder of Convertible Senior Secured Notes will have the right, after August 1, 2027, at its election, to require the Company to repurchase all of such holder’s Convertible Senior Secured Notes for a repurchase price at an amount in cash equal to the principal amount of such Convertible Senior Secured Notes plus accrued and unpaid interest.

Redemption

The Company has the right, at its election, to redeem all of Convertible Senior Secured Notes, in whole but not in part, together with all accrued and unpaid interest, on or after June 2, 2028 and prior to the seventh (7th) business day immediately before September 30, 2029, for a cash purchase price equal to the principal amount plus accrued and unpaid interest.

Convertible Senior Secured Notes are convertible debt instruments under Subtopic 470-20. The Company elected the fair value option under ASC 825-10 to account for Convertible Senior Secured Notes, which are initially recorded at fair value and measured subsequently at fair value. The changes in fair value due to the instrument-specific credit risk are recognized to other comprehensive income/(loss) and all other changes in fair value are recognized in changes in fair value of convertible notes on the consolidated statements of operations.